Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.28%)
Since Inception	3.29%
Fidelity Managed Retirement 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.34%)
Since Inception	2.01%
Fidelity Managed Retirement 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.36%)
Since Inception	2.25%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(2.43%)	[1]
IXXRV
Average Annual Return:
Past 1 year	(15.57%)
Since Inception	3.18%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	10.60%	[1]

[1]	AFrom August 16, 2019.